Shareholders Equity - Schedule of Option Activity (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Equity [Abstract]
Number of Options, Vested and Exercisable, Beginning balance	557,506		224,000
Number of Options, Options granted	85,400	224,000	333,506
Number of Options, Vested and Exercisable, Ending balance	642,510	224,000	557,506
Weighted Average Exercise Price, Vested and Exercisable, Beginning balance	$ 0.45		$ 0.34
Weighted Average Exercise Price, Options granted	$ 0.60	0.34	0.53
Weighted Average Exercise Price, Vested and Exercisable, Ending balance		$ 0.34	$ 0.45
Weighted Average Remaining Contractual Term (years), Vested and Exercisable, Beginning balance	3 years 10 months 25 days		4 years 6 months
Weighted Average Remaining Contractual Term (years), Options granted	4 years 8 months 12 days	4 years 6 months	4 years 6 months
Weighted Average Remaining Contractual Term (years), Vested and Exercisable, Ending balance	3 years 9 months 18 days	4 years 6 months	4 years 1 month 6 days